Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
FIXED INCOME SECURITIES (96.6%)
Albania (0.6%)
Sovereign (0.6%)
Albania Government International Bond,
3.50%, 11/23/31	EUR	100	$112
4.75%, 2/14/35		750	851
			963
Angola (4.6%)
Corporate Bonds (1.2%)
Azule Energy Finance PLC,
8.13%, 1/23/30 (a)		$1,133	1,148
8.63%, 1/22/33 (a)		200	202
Sonangol Finance Ltd.,
10.00%, 1/29/31		452	451
			1,801
Sovereign (3.4%)
Angolan Government International Bond,
8.00%, 11/26/29		500	495
8.75%, 4/14/32		200	195
9.13%, 11/26/49		450	392
9.24%, 1/15/31		790	800
9.38%, 3/31/33 - 5/8/48		1,132	1,096
9.88%, 10/15/35 - 3/31/37		2,370	2,369
			5,347
			7,148
Argentina (4.2%)
Corporate Bonds (1.4%)
Banco Macro SA,
8.00%, 6/23/29 (a)		508	518
Empresa Distribuidora de Electricidad de Mendoza SA,
9.75%, 7/28/31 (a)(b)		670	648
Generacion Mediterranea SA/Central Termica Roca SA,
11.00%, 11/1/31 (a)(c)(d)		426	291
IRSA Inversiones y Representaciones SA,
8.00%, 3/31/35 (a)		303	309
Vista Energy Argentina SAU,
8.50%, 6/10/33 (a)		263	275
YPF SA,
8.25%, 1/17/34 (a)		178	181
			2,222
Senior Loan Interests (0.6%)
Provincia De Neuquen,
Tranche A Term Loan,
1 Month SOFR + 7.30%, 11.09%, 5/28/27 (e)		95	96
Provincia De Neuquen,
Tranche B Term Loan,
1 Month SOFR + 7.30%, 11.09%, 5/28/27 (e)		121	122
VMOS SA,
1st Lien Term Loan,
6 Month SOFR + 5.50%, 9.09%, 7/8/30 (e)		650	654
			872
Sovereign (2.2%)
Argentine Republic Government International Bond,
0.75%, 7/9/30 (b)		576	483
1.00%, 7/9/29		140	123
3.50%, 7/9/41 (b)		300	201
4.13%, 7/9/35 (b)		1,660	1,199
5.00%, 1/9/38 (b)		300	226
Province of Santa Fe,
8.10%, 12/11/34		271	259
Provincia de Cordoba,
9.75%, 7/2/32 (a)		927	950
			3,441
			6,535
Armenia (0.3%)
Corporate Bond (0.2%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.60%, 1/22/31		276	272

Sovereign (0.1%)
Republic of Armenia International Bond,
6.75%, 3/12/35		200	204
			476

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Azerbaijan (0.2%)
Sovereign (0.2%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		$340	$314

Bahamas (0.9%)
Senior Loan Interests (0.9%)
Commonwealth of Bahamas, 2024 EUR Term Loan,
6 Month EURIBOR + 6.85%, 8.97%, 11/24/28 (e)	EUR	1,125	1,335

Benin (1.0%)
Sovereign (1.0%)
Benin Government International Bond,
4.88%, 1/19/32		150	164
4.95%, 1/22/35		300	306
6.88%, 1/19/52		326	324
7.96%, 2/13/38		$500	491
8.38%, 1/23/41		200	198
			1,483
Bosnia and Herzegovina (0.2%)
Sovereign (0.2%)
Republic of Srpska International Government Bond,
6.25%, 4/2/31 (f)	EUR	280	325

Brazil (5.5%)
Corporate Bonds (5.5%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30		$1,155	538
12.06%, 1/23/81		518	150
Constellation Oil Services Holding SA,
9.38%, 11/7/29 (a)		844	878
CSN Inova Ventures,
6.75%, 1/28/28		400	294
Eldorado International. Finance GmbH,
8.50%, 12/1/32 (a)		585	590
FORESEA Holding SA,
7.50%, 6/15/30		206	202
FS Luxembourg SARL,
8.13%, 2/11/36 (a)		704	648
Gol Finance, Inc.,
14.38%, 6/6/30 (a)		839	746
Oceanica Lux,
13.00%, 10/2/29 (a)		827	872
OHI Group SA,
13.00%, 7/22/29 (a)		1,254	1,257
OI SA,
7.50% Cash, 6.00% PIK, 13.50%, 6/30/27 (a)(c)(d)(g)		497	241
Raizen Fuels Finance SA,
5.70%, 1/17/35 (c)(d)		529	290
6.25%, 7/8/32 (a)(c)(d)		200	111
6.70%, 2/25/37 (c)(d)		526	284
Samarco Mineracao SA,
0.00% Cash, 9.00% PIK, 9.00%, 6/30/31 (c)(d)(g)		1,352	1,331
Unigel Luxembourg SA,
13.50% Cash, 15.00% PIK, 28.50%, 12/31/27 (c)(d)(g)		34	2
Yinson Boronia Production BV,
8.95%, 7/31/42 (a)		195	213
			8,647
Bulgaria (0.2%)
Sovereign (0.2%)
Bulgaria Government International Bond,
5.00%, 3/5/37		280	271

Chile (3.1%)
Sovereign (3.1%)
Chile Government International Bond,
2.55%, 7/27/33		2,950	2,518
3.50%, 1/25/50		1,100	789
4.95%, 1/5/36		1,500	1,485
			4,792
China (1.0%)
Corporate Bonds (1.0%)
Alibaba Group Holding Ltd.,
0.00%, 9/15/32		110	106
0.50%, 6/1/31		183	254
H World Group Ltd.,
3.00%, 5/1/26		140	188
KWG Group Holdings Ltd.,
7.88%, 8/30/24 (c)(d)		654	35

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Corporate Bonds (cont’d)
Longfor Group Holdings Ltd.,
3.95%, 9/16/29		$572	$454
4.50%, 1/16/28		200	178
Shimao Group Holdings Ltd.,
2.00% Cash, 3.00% PIK, 5.00%, 7/21/32 - 1/21/34 (a)(c)(d)(g)		785	19
5.00% Cash, 6.00% PIK, 11.00%, 7/21/31 (a)(c)(d)(g)		1,089	41
Sunac China Holdings Ltd.,
0.00%, 6/23/26 - 6/23/28 (a)(c)(d)		1,081	207
Times China Holdings Ltd.,
0.00%, 3/30/27 (a)(c)(d)		1,122	9
0.00% Cash, 4.00% PIK, 4.00%, 3/30/29 (a)(c)(d)(g)		209	8
0.00% Cash, 4.20% PIK, 4.20%, 9/30/32 (a)(c)(d)(g)		781	25
			1,524
Colombia (2.9%)
Corporate Bonds (1.4%)
ABRA Global Finance,
6.00% Cash, 8.00% PIK, 14.00%, 10/22/29 (a)(g)		416	395
Avianca Midco 2 PLC,
9.00%, 12/1/28 (a)		349	338
9.50%, 1/28/31 (a)		200	184
9.63%, 2/14/30 (a)		304	284
Banco Davivienda SA,
10 yr. CMT + 5.10%, 6.65%, 4/22/31 (h)		438	387
Banco de Occidente SA,
10.88%, 8/13/34		518	580
			2,168
Sovereign (1.5%)
Colombia Government International Bond,
3.13%, 4/15/31		550	470
4.13%, 5/15/51		510	311
7.75%, 11/7/36		1,530	1,567
			2,348
			4,516
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond,
6.55%, 4/3/34		1,100	1,163

Dominican Republic (2.9%)
Sovereign (2.9%)
Dominican Republic International Bond,
4.50%, 1/30/30		1,000	953
4.88%, 9/23/32		1,890	1,746
5.30%, 1/21/41		600	512
6.00%, 2/22/33		200	195
6.85%, 1/27/45 (a)		800	783
7.45%, 4/30/44 (a)		400	418
			4,607
Ecuador (1.6%)
Sovereign (1.6%)
Ecuador Government International Bond,
0.00%, 7/31/30		540	449
5.00%, 7/31/40 (b)		300	236
6.90%, 7/31/35 (b)		927	819
8.75%, 1/29/34 (a)		500	491
9.25%, 1/29/39 (a)		500	491
			2,486
Egypt (3.3%)
Sovereign (3.3%)
Egypt Government International Bond,
5.63%, 4/16/30	EUR	600	651
5.88%, 2/16/31		$200	184
6.38%, 4/11/31	EUR	900	981
7.30%, 9/30/33		$300	280
7.90%, 2/21/48		207	169
8.50%, 1/31/47		800	692
8.63%, 2/4/30		207	214
8.75%, 9/30/51		1,899	1,670
8.88%, 5/29/50		401	354
			5,195

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
7.65%, 6/15/35		$216	$212
8.25%, 4/10/32		450	463
9.25%, 4/17/30		212	221
9.65%, 11/21/54 (a)		229	243
			1,139
Ethiopia (1.3%)
Sovereign (1.3%)
Ethiopia International Bond,
6.63%, 12/11/24 (c)(d)		2,047	2,098

Gabon (0.4%)
Sovereign (0.4%)
Gabon Government International Bond,
6.63%, 2/6/31		502	421
9.50%, 2/18/29		213	200
			621
Georgia (1.5%)
Corporate Bonds (1.1%)
Bank of Georgia JSC,
9.50%, 7/16/29 (h)		830	866
TBC Bank JSC,
10.25%, 7/30/29 (h)		830	884
			1,750
Sovereign (0.4%)
Georgia Government International Bond,
5.13%, 1/28/31		678	652
			2,402
Ghana (0.9%)
Corporate Bond (0.2%)
Tullow Oil PLC,
10.25%, 5/15/26		378	355

Sovereign (0.7%)
Ghana Government International Bond,
0.00%, 7/3/26 (c)(d)		37	36
5.00%, 7/3/29 - 7/3/35 (b)(c)(d)		1,212	1,068
			1,104
			1,459
Greece (0.1%)
Corporate Bond (0.1%)
Piraeus Bank SA,
6.13%, 10/15/32 (h)	EUR	200	219

Guatemala (1.0%)
Sovereign (1.0%)
Guatemala Government Bond,
3.70%, 10/7/33		$400	350
5.38%, 4/24/32		700	694
6.55%, 2/6/37		500	523
			1,567
Guyana (0.1%)
Corporate Bond (0.1%)
Secure International Finance Co., Inc.,
10.00%, 6/3/29 (a)		161	161

Honduras (0.3%)
Sovereign (0.3%)
Honduras Government International Bond,
8.63%, 11/27/34		350	394

Hungary (2.6%)
Corporate Bond (0.2%)
OTP Bank Nyrt,
7.30%, 7/30/35		305	314

Sovereign (2.4%)
Hungary Government International Bond,
5.25%, 6/16/29		600	602
5.38%, 9/26/30		400	403
5.50%, 6/16/34 - 3/26/36		1,600	1,569
6.25%, 9/22/32		1,200	1,252
			3,826
			4,140
India (0.6%)
Sovereign (0.6%)
Export-Import Bank of India,
3.88%, 2/1/28		500	494
5.00%, 1/12/36		500	490
			984
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond,
5.80%, 1/15/28		103	100

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount	Value
	(000)	(000)
Ivory Coast (0.7%)
Sovereign (0.7%)
Ivory Coast Government International Bond,
8.25%, 1/30/37	$1,001	$1,030

Jamaica (0.8%)
Corporate Bonds (0.7%)
Digicel International Finance Ltd./Difl U.S. LLC,
8.63%, 8/1/32 (a)	390	397
NCB Financial Group Ltd.,
11.00%, 7/31/30 (a)	620	650
		1,047
Senior Loan Interests (0.1%)
Digicel International Finance Ltd.,
2025 Term Loan B,
1 Month SOFR + 5.25%, 8.92%, 8/6/32 (e)	258	258
		1,305
Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
5.85%, 7/7/30	1,006	992

Kazakhstan (0.8%)
Corporate Bonds (0.8%)
ForteBank JSC,
7.75%, 2/4/30 (a)	646	648
9.75%, 11/3/30 (h)	538	533
		1,181
Kenya (1.8%)
Sovereign (1.8%)
Republic of Kenya Government International Bond,
7.88%, 10/9/33 - 2/26/34	1,092	1,002
8.25%, 2/28/48	555	484
8.70%, 2/26/39	200	181
8.80%, 10/9/38	208	192
9.50%, 3/5/36	900	883
		2,742
Lebanon (2.0%)
Sovereign (2.0%)
Lebanon Government International Bond,
5.80%, 4/14/20 (c)(d)	1,390	329
6.00%, 1/27/23 (c)(d)	721	173
6.10%, 10/4/22 (c)(d)	1,357	323
6.15%, 6/19/20 (c)(d)	135	32
6.20%, 2/26/25 (c)(d)	166	40
6.25%, 5/27/22 - 6/12/25 (c)(d)	491	117
6.38%, 3/9/20 (c)(d)	72	17
6.40%, 5/26/23 (c)(d)	2,898	694
6.60%, 11/27/26 (c)(d)	190	46
6.65%, 4/22/24 - 2/26/30 (c)(d)	750	179
6.75%, 11/29/27 (c)(d)	222	53
6.85%, 3/23/27 - 5/25/29 (c)(d)	2,455	587
7.00%, 12/3/24 - 3/23/32 (c)(d)	1,501	365
7.05%, 11/2/35 (c)(d)	111	27
7.25%, 3/23/37 (c)(d)	373	91
8.20%, 5/17/33 (c)(d)	111	27
8.25%, 4/12/21 (c)(d)	17	4
		3,104
Malaysia (2.1%)
Sovereign (2.1%)
Petronas Capital Ltd.,
2.48%, 1/28/32	1,500	1,343
4.55%, 4/21/50	520	448
5.34%, 4/3/35	1,500	1,540
		3,331
Mexico (5.0%)
Corporate Bonds (0.7%)
Banco Mercantil del Norte SA,
8.38%, 5/20/31 (a)(h)	217	223
Braskem Idesa SAPI,
6.99%, 2/20/32 (c)(d)	309	189
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323,
11.00% Cash, 2.00% PIK, 13.00%, 9/12/30 (c)(d)	804	352
Grupo Aeromexico SAB de CV,
8.63%, 11/15/31 (a)	413	397
		1,161

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Sovereign (4.3%)
Mexico Government International Bond,
4.40%, 2/12/52		$560	$399
5.85%, 7/2/32		1,910	1,919
6.00%, 5/7/36		770	767
Petroleos Mexicanos,
5.95%, 1/28/31		840	804
6.63%, 6/15/35		800	746
6.70%, 2/16/32		1,280	1,254
6.75%, 9/21/47		685	547
7.69%, 1/23/50		300	260
			6,696
			7,857
Mongolia (1.1%)
Corporate Bonds (0.5%)
Golomt Bank,
11.00%, 5/20/27		263	267
Mongolian Mining Corp.,
8.44%, 4/3/30		200	199
State Bank JSC,
8.90%, 9/25/28		410	398
			864
Sovereign (0.6%)
Mongolia Government International Bond,
5.95%, 3/9/32 (a)		200	197
6.63%, 2/25/30		400	406
7.88%, 6/5/29		280	293
			896
			1,760
Montenegro (1.1%)
Sovereign (1.1%)
Montenegro Government International Bond,
4.88%, 4/1/32	EUR	1,550	1,781

Morocco (0.5%)
Sovereign (0.5%)
Morocco Government International Bond,
3.00%, 12/15/32		$500	430
4.00%, 12/15/50 (a)		400	275
			705
Nicaragua (0.3%)
Corporate Bond (0.3%)
Polaris Renewable Energy, Inc.,
9.50%, 12/3/29		375	388

Nigeria (2.1%)
Sovereign (2.1%)
Nigeria Government International Bond,
7.70%, 2/23/38		350	339
7.88%, 2/16/32		470	476
8.38%, 3/24/29		400	421
10.38%, 12/9/34		1,716	1,969
			3,205
Oman (2.8%)
Sovereign (2.8%)
Oman Government International Bond,
5.38%, 3/8/27		500	503
6.00%, 8/1/29		300	309
6.25%, 1/25/31		1,890	1,972
6.75%, 1/17/48		500	521
7.38%, 10/28/32		900	1,003
			4,308
Pakistan (0.7%)
Corporate Bond (0.3%)
Veon Midco BV,
3.38%, 11/25/27		430	408

Sovereign (0.4%)
Pakistan Government International Bond,
7.38%, 4/8/31		728	675
			1,083
Panama (2.9%)
Senior Loan Interests (0.4%)
Coral-U.S. Co-Borrower LLC,
2025 Term Loan B7,
3 Month SOFR + 3.25%, 6.92%, 1/31/32 (e)		578	569

Sovereign (2.5%)
Banco Latinoamericano de Comercio Exterior SA,
7.50%, 9/17/32 (a)(h)		205	210
Panama Government International Bond,
3.16%, 1/23/30		1,000	936

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount		Value
	(000)		(000)
Sovereign (cont’d)
3.30%, 1/19/33		$740	$647
5.66%, 2/23/38		990	952
6.40%, 2/14/35		1,110	1,155
			3,900
			4,469
Paraguay (0.7%)
Corporate Bond (0.1%)
Frigorifico Concepcion SA,
7.70%, 7/21/28		229	62

Senior Loan Interests (0.3%)
Frigorifico Concepcion SA,
Term Loan B,
3 Month SOFR + 5.50%, 9.17%, 12/8/26 (e)		506	512

Sovereign (0.3%)
Paraguay Government International Bond,
6.00%, 2/9/36		500	520
			1,094
Peru (2.3%)
Corporate Bond (0.5%)
Auna SA,
10.00%, 12/18/29 (a)		731	760

Sovereign (1.8%)
Peruvian Government International Bond,
3.00%, 1/15/34		2,400	2,053
3.30%, 3/11/41		500	378
5.88%, 8/8/54		400	386
			2,817
			3,577
Philippines (2.3%)
Sovereign (2.3%)
Philippine Government International Bond,
4.75%, 3/5/35		1,200	1,156
5.00%, 7/17/33		1,500	1,492
5.50%, 1/17/48		500	481
6.38%, 1/15/32		400	430
			3,559
Romania (3.4%)
Sovereign (3.4%)
Romanian Government International Bond,
1.75%, 7/13/30	EUR	148	151
2.00%, 4/14/33		118	108
3.38%, 1/28/50		73	51
4.63%, 4/3/49		397	347
5.63%, 5/30/37		353	385
5.75%, 3/24/35		$2,074	1,966
5.88%, 7/11/32	EUR	288	338
6.13%, 10/7/37		613	689
6.75%, 7/11/39		393	454
7.50%, 2/10/37		$800	847
			5,336
Saudi Arabia (0.5%)
Corporate Bonds (0.5%)
Riyad Sukuk Ltd.,
6.21%, 7/14/35		390	388
Saudi Awwal Bank,
5.95%, 9/4/35		400	392
			780
Senegal (0.2%)
Corporate Bond (0.1%)
Golar LNG Ltd.,
7.75%, 9/19/29		200	204

Sovereign (0.1%)
Senegal Government International Bond,
6.25%, 5/23/33		247	132
			336
Serbia (0.4%)
Sovereign (0.4%)
Serbia International Bond,
2.05%, 9/23/36	EUR	432	379
2.13%, 12/1/30		$300	260
			639
South Africa (0.2%)
Corporate Bond (0.2%)
Sasol Financing USA LLC,
8.75%, 4/10/33 (f)		350	349

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount	Value
	(000)	(000)
Sri Lanka (0.9%)
Sovereign (0.9%)
Sri Lanka Government International Bond,
3.10%, 1/15/30 (a)(b)(c)(d)	$320	$294
3.35%, 3/15/33 (a)(b)(c)(d)	104	87
3.60%, 6/15/35 - 2/15/38 (a)(b)(c)(d)	854	752
4.00%, 4/15/28 (a)(c)(d)	307	293
		1,426
Suriname (1.8%)
Senior Loan Interests (0.1%)
Staatsolie Maatschappij Suriname NV,
2025 Term Loan,
3 Month SOFR + 5.50%, 9.17%, 5/24/32 (e)	257	260

Sovereign (1.7%)
Suriname Government International Bond,
7.70%, 11/6/30 (a)(c)(d)	576	584
8.50%, 11/6/35 (a)(c)(d)	1,977	2,040
		2,624
		2,884
Tanzania, United Republic Of (4.1%)
Senior Loan Interests (4.1%)
HTA Group Ltd.,
2024 Term Loan Tranche A,
3 Month SOFR + 4.31%, 7.96%, 9/13/28 (e)	120	120
2024 Tranche C Term Loan,
3 Month SOFR + 4.31%, 7.90%, 9/13/28 (e)	760	760
Tanzania,
2024 Term Loan A2,
6 Month SOFR + 5.45%, 9.46%, 2/27/31 (e)	5,600	5,530
		6,410
Togo (0.5%)
Corporate Bonds (0.5%)
Ecobank Transnational, Inc.,
10.13%, 10/15/29 (a)	787	849

Trinidad And Tobago (0.1%)
Sovereign (0.1%)
Trinidad & Tobago Government International Bond,
5.95%, 1/14/31	200	202

Turkey (0.5%)
Corporate Bonds (0.5%)
Akbank TAS,
9.37%, 3/14/29 (h)	200	201
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36	279	274
Limak Yenilenebilir Enerji AS,
9.63%, 8/12/30 (a)	257	250
		725
Ukraine (2.4%)
Corporate Bonds (0.6%)
Kernel Holding SA,
6.75%, 10/27/27	613	594
MHP Lux SA,
10.50%, 7/28/29	200	201
6.25%, 9/19/29	243	219
		1,014
Sovereign (1.8%)
Ukraine Government International Bond,
0.00%, 2/1/30 (b)(c)(d)	42	25
3.00%, 2/1/34 - 2/1/36 (b)(c)(d)	963	434
4.00%, 2/1/32 (b)(c)(d)	500	362
4.50%, 2/1/29 - 2/1/36 (b)(c)(d)	3,589	1,980
		2,801
		3,815
Uruguay (1.3%)
Sovereign (1.3%)
Uruguay Government International Bond,
5.10%, 6/18/50	500	460
5.44%, 2/14/37	1,600	1,635
		2,095

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount	Value
	(000)	(000)
Uzbekistan (1.1%)
Corporate Bonds (0.4%)
Uzbek Industrial & Construction Bank ATB,
8.95%, 7/24/29	$293	$311
9.45%, 10/23/30 (h)	400	402
		713
Sovereign (0.7%)
Republic of Uzbekistan International Bond,
6.90%, 2/28/32	1,000	1,045
		1,758
Venezuela (5.3%)
Sovereign (5.3%)
Petroleos de Venezuela SA,
0.00%, 10/20/27	686	809
5.38%, 4/12/27 (c)(d)	1,427	478
6.00%, 10/28/22 - 11/15/26 (c)(d)	4,724	1,545
8.50%, 10/27/20 (c)(d)	544	566
9.00%, 11/17/21 (c)(d)	1,046	403
9.75%, 5/17/35 (c)(d)	1,321	552
12.75%, 2/17/22 (c)(d)	822	374
Venezuela Government International Bond,
6.00%, 12/9/20 (c)(d)	601	231
7.00%, 12/1/18 - 3/31/38 (c)(d)	617	243
7.65%, 4/21/25 (c)(d)	667	282
7.75%, 10/13/19 (c)(d)	1,079	445
8.25%, 10/13/24 (c)(d)	819	354
9.00%, 5/7/23 (c)(d)	807	365
9.25%, 9/15/27 - 5/7/28 (c)(d)	900	431
9.38%, 1/13/34 (c)(d)	75	35
11.75%, 10/21/26 (c)(d)	368	191
11.95%, 8/5/31 (c)(d)	489	252
12.75%, 8/23/22 (c)(d)	1,273	646
13.63%, 8/15/18 (c)(d)	270	138
		8,340
Zambia (0.5%)
Sovereign (0.5%)
Zambia Government International Bond,
0.50%, 12/31/53 (c)(d)	880	581
5.75%, 6/30/33 (b)(c)(d)	202	190
		771
TOTAL FIXED INCOME SECURITIES (COST $151,492)		151,250

	Shares
COMMON STOCKS (0.0%)‡
China (0.0%)‡
Shimao Group Holdings Ltd. (i)(j)	203,608	5

Hong Kong (0.0%)‡
Times China Holdings Ltd. (j)	528,816	5
TOTAL COMMON STOCKS (COST $123)		10

No. of Warrants
WARRANTS (0.0%)‡
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (e)(h)(j) (Cost $—)	5,450	12

Shares
SHORT-TERM INVESTMENTS (6.0%)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (k) (Cost $8,629)	8,629,516	8,629

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

	Face Amount (000)	Value (000)
United States (0.5%)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill,
3.67%, 6/16/26 (l) (Cost $680)	$685	$680
TOTAL SHORT-TERM INVESTMENTS (COST $9,309)		9,309
Total Investments (102.6%) (Cost $160,924)(m)(n)(o)		160,581
Liabilities in Excess of Other Assets (-2.6%)		(4,064)
Net Assets (100.0%)		$156,517

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Floating or variable rate securities: The rates disclosed are as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f)	When-issued security.
(g)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(h)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2026.
(i)	Security trades on the Hong Kong exchange.
(j)	Non-income producing security.
(k)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Fund.
(l)	Rate shown is the yield to maturity at March 31, 2026.
(m)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(n)	At March 31, 2026, the Fund had unfunded loan commitments of $2,984,000, which could be extended at the option of the borrowers,pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments (000)	Value (000)	Unrealized Appreciation (000)
Staatsolie Maatschappij Suriname NV	$2,444	$2,444	$0
VMOS SA	540	540	0
	$2,984	$2,984	$0

(o)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,474,000 and the aggregate gross unrealized depreciation is approximately $8,232,000, resulting in net unrealized depreciation of approximately $758,000.

CMT	Constant Maturity Treasury Note Rate.
EUR	EURO
EURIBOR	Euro Interbank Offered Rate.
JSC	Joint Stock Company.
PIK	Payment-in-Kind.
SOFR	Secured Overnight Financing Rate.

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2026

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	280		$323	4/10/26	$(1)
Bank of America NA		$930	EUR	804	4/10/26	(—	@)
Bank of America NA		$322	EUR	280	4/2/26	1
Barclays Bank PLC		$306	EUR	264	4/10/26	(1)
Citibank NA		$66	EUR	58	4/10/26	1
Citibank NA		$1,674	EUR	1,460	4/10/26	14
Goldman Sachs International	EUR	883		$1,029	4/10/26	8
Goldman Sachs International	EUR	1,402		$1,633	4/10/26	13
Goldman Sachs International	EUR	1,147		$1,337	4/10/26	10
Goldman Sachs International	EUR	573		$667	4/10/26	5
Goldman Sachs International	EUR	291		$339	4/10/26	3
Goldman Sachs International	EUR	4,790		$5,582	4/10/26	43
Goldman Sachs International	EUR	7		$8	4/10/26	—	@
Goldman Sachs International	EUR	595		$694	4/10/26	5
Goldman Sachs International	EUR	1,313		$1,530	4/10/26	12
Goldman Sachs International	EUR	1,500		$1,748	4/10/26	14
Goldman Sachs International		$193	EUR	166	4/10/26	(2)
Goldman Sachs International		$72	EUR	62	4/10/26	(1)
Goldman Sachs International		$253	EUR	217	4/10/26	(2)
Goldman Sachs International		$21	EUR	18	4/10/26	(—	@)
State Street Bank and Trust Co.	EUR	710		$828	4/10/26	7
State Street Bank and Trust Co.		$263	EUR	227	4/10/26	(—	@)
UBS AG	EUR	198		$229	4/10/26	—	@
						$129

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2026:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	46	Jun-26		$9,200	$9,542	$(68)
U.S. Treasury 5 yr. Note (United States)	20	Jun-26		2,000	2,163	(19)
U.S. Treasury 10 yr. Ultra Note (United States)	77	Jun-26		7,700	8,741	(159)
U.S. Treasury Long Bond (United States)	88	Jun-26		8,800	10,021	(277)
Ultra U.S. Treasury Bond (United States)	109	Jun-26		10,900	12,705	(358)
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	3	Jun-26	EUR	(300)	(382)	6
German Euro-Bobl Index (Germany)	22	Jun-26		(2,200)	(2,935)	39
German Euro-Bund Index (Germany)	25	Jun-26		(2,500)	(3,623)	78
German Euro-Schatz Index (Germany)	23	Jun-26		(2,300)	(2,811)	25
U.S. Treasury 10 yr. Note (United States)	122	Jun-26		$(12,200)	(13,548)	141
						$(592)

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2026:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC
Benin Government International Bonds	NR	Sell	1.00%	Quarterly	6/20/27	$100	$(1)	$(3)	$2
Barclays Bank PLC
Benin Government International Bonds	NR	Sell	1.00	Quarterly	6/20/27	100	(1)	(3)	2
Morgan Stanley & Co. LLC*
Egypt Government International Bonds	NR	Sell	1.00	Quarterly	12/20/28	303	(19)	(50)	31
Goldman Sachs International
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/26	370	(1)	(3)	2
Goldman Sachs International
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	1,030	(15)	(17)	2
JPMorgan Chase Bank NA
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	456	(6)	(9)	3
Barclays Bank PLC
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	12/20/26	914	(7)	(8)	1
Barclays Bank PLC
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	686	(10)	(12)	2
Barclays Bank PLC
Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	150	(2)	(3)	1
Barclays Bank PLC
Ecuador Government International Bonds	NR	Buy	5.00%	Quarterly	12/20/26	57	(1)	(1)	(—	@)
Morgan Stanley & Co. LLC*
Petrobras Global Finance BV	NR	Buy	1.00	Quarterly	6/20/31	2,896	63	63	(—	@)
							$— @	$(46)	$46

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	—	Not rated.
EUR	—	Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	69.2%
Corporate Bonds	18.6
Senior Loan Interests	6.4
Short-Term Investments	5.8
Other*	—	‡
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
‡	Amount is less than 0.05%.
**	Does not include open futures contracts with a value of approximately $66,491,000 and net unrealized depreciation of approximately $592,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $129,000. Also does not include open swap agreements with net unrealized appreciation of approximately $46,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser and/or the Sub-Adviser determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Debt Fund, Inc.

First Quarter Report − March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other Significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$29,938	$—	$29,938
Senior Loan Interests	—	10,216	—	10,216
Sovereign	—	111,096	—	111,096
Total Fixed Income Securities	—	151,250	—	151,250
Common Stocks
Real Estate Management & Development	—	10	—	10
Warrants	—	12	—	12
Short-Term Investments
U.S. Treasury Security	—	680	—	680
Investment Company	8,629	—	—	8,629
Total Short-Term Investments	8,629	680	—	9,309
Foreign Currency Forward Exchange Contracts	—	136	—	136
Futures Contracts	289	—	—	289
Credit Default Swap Agreements	—	46	—	46
Total Assets	8,918	152,134	—	161,052
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(7)	—	(7)
Futures Contracts	(881)	—	—	(881)
Total Liabilities	(881)	(7)	—	(888)
Total	$8,037	$152,127	$—	$160,164

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.